Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net
	December 31, 2020	December 31, 2019
Accounts receivable	$69,694	$68,309
Less: Allowance for credit losses	(15,366)	(16,377)
Accounts receivable, net	$54,328	$51,932

Allowance for doubtfull receivables
Allowance for credit losses	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2018	$(19,706)	$(575)	$4,195	$(16,086)
Year ended December 31, 2019	$(16,086)	$(999)	$708	$(16,377)
Year ended December 31, 2020	$(16,377)	$(541)	$1,552	$(15,366)